Accrued Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES
12.	ACCRUED LIABILITIES

Accrued liabilities primarily represent customer prepayments received in connection with commodity trading transactions, including rubber and other trading arrangements for which performance obligations had not yet been satisfied as of period end.

The Company’s trading activities involve substantial advances received and settlement balances as part of ordinary commodity trading practices. Accordingly, certain balances may remain outstanding for extended periods depending on shipment timing, contract settlement, logistics arrangements, and commercial negotiations.